Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired development programs
£’000s
Cost
At January 1, 2021	33,005

At December 31, 2021	33,005
At December 31, 2022	33,005

Revisions to estimated value
At January 1, 2021	(1,357)

Revision to estimated value	2,373
Out-license of intangible asset	(9,457)

At December 31, 2021	(8,441)

Revision to estimated value	(448)

At December 31, 2022	(8,889)

Net book value
At December 31, 2021	24,564

At December 31, 2022	24,116